Long term loan, Long term loan and interest (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long term loan [Abstract]
Long term loan principal	$ 88,037	$ 82,456
Unamortized debt issuance costs	(735)	(846)
Long term loan	$ 87,302	$ 81,610	[1]

[1]	see Note 27